SUPPLEMENTAL DISCLOSURES TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL DISCLOSURES TO CASH FLOWS
SUPPLEMENTAL DISCLOSURES TO CASH FLOWS

19.    SUPPLEMENTAL DISCLOSURES TO CASH FLOWS

Supplemental non-cash and other cash flow information consists of the following:

	Year ended December 31,
	2020	2019
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$879	$307
Cash paid for interest	$23,316	$27,907
Non-cash transactions:
Stock received in the sale of business	$4,731	$4,611